Property, Plant and Equipment - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 24, 2021	Oct. 06, 2020	Jun. 27, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Interest costs capitalized	$ 24,000,000	$ 53,000,000	$ 69,000,000
Weighted average capitalization rate	3.50%	4.00%	3.90%
Revenue	$ 16,893,000,000	$ 22,871,000,000	$ 21,027,000,000
Revenue net of blending, production, transportation, and feedstock expense		11,895,000,000
Return of asset retirement obligations upon disposal of property			69,000,000
Disposals of property, plant and equipment pre-tax gain			20,000,000
Disposals of property, plant and equipment after-tax gain			14,000,000
North America
Disclosure of detailed information about property, plant and equipment [line items]
Net cash paid for consideration for acquisition of exploration and evaluation assets		80,000,000	170,000,000
Asset retirement obligations		20,000,000	13,000,000
Deferred tax liabilities		0	0
Gains on acquisitions of property, plant and equipment, pre-tax		0	47,000,000
North Sea
Disclosure of detailed information about property, plant and equipment [line items]
Asset retirement obligations			41,000,000
Deferred tax liabilities			27,000,000
Gains on acquisitions of property, plant and equipment, pre-tax			120,000,000
Property, plant and equipment acquisition			108,000,000
Net proceeds received for acquisition of property, plant and equipment			73,000,000
Net working capital assets recognised, property, plant and equipment acquisition			7,000,000
Revaluation pre-tax gain			$ 19,000,000
Oil Sands Mining and Upgrading
Disclosure of detailed information about property, plant and equipment [line items]
Project costs not subject to depletion and depreciation	117,000,000	115,000,000
Devon
Disclosure of detailed information about property, plant and equipment [line items]
Total purchase consideration		3,412,000,000				$ 3,412,000,000
Revenue of acquiree since acquisition date		1,540,000,000
Revenue net of blending, production, transportation, and feedstock expense		590,000,000
Asset retirement obligations						178,000,000
Painted Pony Energy Ltd
Disclosure of detailed information about property, plant and equipment [line items]
Less: cash consideration					$ 111,000,000
Total purchase consideration					111,000,000
Asset retirement obligations					$ 13,000,000
Non-revolving term credit facility maturing June 2022
Disclosure of detailed information about property, plant and equipment [line items]
Maximum credit facility	$ 3,088,000,000	$ 3,250,000,000		$ 2,725,000,000		$ 3,250,000,000